LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Components Of Lease Expense
The components of operating lease expense were as follows:

Year ended December 31, 2019
Lease cost	$74,755
Short-term lease cost	9,427
Variable lease cost	707
Sublease income	(226)

Total operating lease cost	$84,663

Summary Of Balance Sheet Information Related To Leases
Supplemental balance sheet information related to operating leases were as follows:

December 31,	2019
ROU assets	$223,369

Current portion of long-term obligations	$68,199
Operating lease liabilities	154,271
Total operating lease liabilities	$222,470

Weighted Average Remaining Lease Term (in years)	3.9 y ears
Weighted Average Discount Rate	4.48%

Summary Of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to operating leases were as follows:

Year Ended December 31,	2019
Operating cash flows for the measurement of operating lease liabilities	$75,357
Operating lease right-of-use assets obtained in exchange for operating lease obligations	$290,422

Maturities Of Operating Lease Liabilities
At December 31, 2019, maturities of operating lease liabilities over each of the next five years and thereafter were as follows:

2020	$76,610
2021	63,442
2022	47,367
2023	30,659
2024	15,532
Thereafter	10,264

Total lease payments	243,874
Less imputed interest	21,404

Total lease liability	$222,470